Equipment and improvements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of equipment and improvements

Equipment and improvements consisted of the following:

	Estimated Useful Lives in Years	June 30, 2018	December 31, 2017
		(In thousands)
Card processing	3-5	$113,489	$102,789
Office equipment	3-5	42,007	37,476
Computer software	3	41,278	38,669
Leasehold improvements	various	13,120	12,764
Furniture and fixtures	5-7	5,822	5,410

Totals		215,716	197,108
Less accumulated depreciation		(118,336)	(106,889)
Foreign currency translation adjustment		2,977	6,368

Totals		$100,357	$96,587

Predecessor
Schedule of equipment and improvements

Equipment and improvements consisted of the following as of December 31, 2017 and 2016:

	Estimated useful lives in years	2017	2016
		(In thousands)
Card processing	3-5	$102,789	$71,947
Office equipment	3-5	37,476	24,323
Computer software	3	38,669	29,150
Leasehold improvements	various	12,764	14,034
Furniture and fixtures	5-7	5,410	9,122

Totals		197,108	148,576
Less accumulated depreciation		(106,889)	(73,548)
Increase (decrease) in foreign currency translation		6,368	(2,444)

Totals		$96,587	$72,584